Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000229260 | Americas
Holdings [Line Items]
Percent of Total Investments	92.42%
C000229260 | EMEA
Holdings [Line Items]
Percent of Total Investments	7.58%
C000229260 | Technology
Holdings [Line Items]
Percent of Total Investments	21.82%
C000229260 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	18.04%
C000229260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.40%
C000229260 | Financials
Holdings [Line Items]
Percent of Total Investments	16.09%
C000229260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	10.28%
C000229260 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.95%
C000229260 | Materials
Holdings [Line Items]
Percent of Total Investments	5.03%
C000229260 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.56%
C000229260 | Energy
Holdings [Line Items]
Percent of Total Investments	0.83%
C000216184 | Americas
Holdings [Line Items]
Percent of Total Investments	85.37%
C000216184 | EMEA
Holdings [Line Items]
Percent of Total Investments	14.63%
C000216184 | Technology
Holdings [Line Items]
Percent of Total Investments	17.83%
C000216184 | Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	16.90%
C000216184 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	16.80%
C000216184 | Financials
Holdings [Line Items]
Percent of Total Investments	16.38%
C000216184 | Consumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	6.32%
C000216184 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.08%
C000216184 | Materials
Holdings [Line Items]
Percent of Total Investments	6.82%
C000216184 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.25%
C000216184 | Energy
Holdings [Line Items]
Percent of Total Investments	2.62%